Stockholders' Equity (Details) - Schedule of stock option information - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of stock option information [Abstract]
Number of Shares, Beginning Balance		780,640
Weighted Average Exercise Price, Beginning Balance		$ 0.01
Total Intrinsic Value, Beginning Balance		$ 532,787
Weighted Average Remaining Contractual Life (in years), Beginning Balance		9 years 1 month 6 days
Number of Shares, Ending Balance	780,640
Weighted Average Exercise Price, Ending Balance	$ 0.01
Total Intrinsic Value, Ending Balance	$ 532,787
Weighted Average Remaining Contractual Life (in years), Ending Balance	8 years 1 month 6 days
Number of Shares, Options vested and exercisable	438,096
Weighted Average Exercise Price, Options vested and exercisable	$ 0.01
Total Intrinsic Value, Options vested and exercisable	$ 299,001
Weighted Average Remaining Contractual Life (in years), Options vested and exercisable	8 years 1 month 6 days